INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES
INCOME TAXES

15.  INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

The Company’s fully-owned subsidiary, Trina Solar (Hong Kong) Enterprise Limited (“THK”) was subject to Hong Kong profit tax at a rate of 16.5% in 2013, 2014 and 2015. No Hong Kong profit tax has been provided as THK has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

The Company’s fully-owned subsidiary, Trina Solar Singapore Pte. Ltd. (“TSI”) was subject to Singapore profit tax at a rate of 17% in 2013, 2014 and 2015, respectively.  In addition, the Company’s fully-owned subsidiary, Trina Solar Energy Development Pte. Ltd. (“TED”) was subject to a preferential Singapore profit tax at an effective rate of 5% in 2013, 2014 and 2015, respectively.

United States

The Company’s subsidiaries incorporated in the United States were subject to United States income tax at a combined federal and state tax rate of 40% in 2013, 2014 and 2015, respectively.

Japan

The Company’s fully-owned subsidiary, Trina Solar (Japan) Limited (“TJP”) was subject to Japan profit tax at a rate of 40% in 2013, 41% in 2014 and 40% in 2015,  respectively.

Germany

The Company’s fully owned subsidiary, Trina Solar (Germany) GmbH (“TGM”) was subject to Germany profit tax at a rate of 32.9% in 2013 and a rate of 27.38% in 2014 and 2015, respectively.

PRC

Under PRC’s Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25%, and the EIT rate shall be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTE”). HNTE is valid for three years from the date of authorization. The Company’s PRC subsidiaries are subject to income tax at 25%, unless otherwise specified. Trina China first obtained a HNTE certificate in 2008 and began to enjoy the preferential tax rate. In 2014, Trina China renewed the HNTE certificate and therefore currently is subject to income tax rate at 15% from 2014 to 2016.  TST obtained a HNTE certificate in 2011 and began to enjoy the preferential tax rate. In 2014, TST renewed the HNTE certificate and therefore is subject to income tax rate at 15% from 2014 to 2016.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($15,399) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2010 through 2015 on non-transfer pricing matters, and from 2005 through 2015 on transfer pricing matters.

As of January 1, 2015 and for the year ended December 31, 2015, the Company has no significant unrecognized tax benefits relating to uncertain tax positions. Also, the Company does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Years ended December 31,
	2013	2014	2015
	$	$	$
(Loss) income before income taxes:
PRC	(42,539,327)	115,838,449	303,766,414
Switzerland	(30,799,509)	1,252,724	(340,119)
United States	5,798,384	25,056,853	(20,710,142)
Other jurisdictions	(17,725,779)	(65,400,303)	(166,923,770)

Total (loss) income before income taxes	(85,266,231)	76,747,723	115,792,383

Current tax expense (benefit):
PRC	149,516	3,329,076	50,469,068
Switzerland	4,441,146	—	(3,061,185)
United States	(2,370,118)	(13,470)	—
Other jurisdictions	2,387,945	(6,411,179)	(22,597,107)

Total current tax expense (benefit)	4,608,489	(3,095,573)	24,810,776

Deferred tax (benefit) expense:
PRC	(20,077,224)	27,288,797	2,932,709
Switzerland	(1,230,256)	(3,307)	—
United States	—	(6,131,540)	6,131,540
Other jurisdictions	3,668,600	(2,570,304)	(4,429,253)

Total deferred tax (benefit) expense	(17,638,880)	18,583,646	4,634,996

Total income taxes (benefit) expense	(13,030,391)	15,488,073	29,445,772

A reconciliation between the PRC statutory income tax rate of 25% and the effective income tax rate computed by income tax expense (benefit) and earnings (loss) before income taxes reported in the consolidated statements of operations is as follows:

	Years ended December 31,
	2013	2014	2015

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(9.1)%	3.8%	(7.1)%
PRC tax rate differential, preferential rate	(2.6)%	(9.4)%	(9.4)%
Change in tax rate	0.3%	46.3%	(0.8)%
Tax effect of permanent differences	(2.1)%	(1.8)%	(0.4)%
Change in valuation allowance	3.8%	(43.3)%	18.2%
Others	—	(0.4)%	(0.1)%

	15.3%	20.2%	25.4%

The principal components of deferred income tax assets are as follows:

	Years ended December 31,
	2014	2015
	$	$
Bad debts provision	10,977,413	10,077,725
Accrued expenses	10,190,820	16,729,794
Government subsidy	2,819,480	2,688,402
Inventory write-down	6,110,751	3,978,548
Advance to suppliers provision	2,795,907	1,589,115
Warranty provision	15,481,032	19,847,812
Net operating loss carryforwards	22,263,085	31,470,838
Others	5,290,721	6,512,622

Total gross deferred tax assets	75,929,209	92,894,856
Valuation allowance on deferred tax assets	(19,250,271)	(40,363,192)

Deferred tax assets, net of valuation allowance	56,678,938	52,531,664

Deferred tax liabilities:
Unrealized foreign exchange gain	(1,289,029)	(342,668)
Property, plant and equipment	(15,028,011)	(17,873,834)
Project assets held for development and sale	(1,554,230)	—

Total deferred tax liabilities	(17,871,270)	(18,216,502)

Net deferred tax assets	38,807,668	34,315,162

Analysis as:
Current deferred tax assets	25,701,241	18,237,155
Noncurrent deferred tax assets	30,977,697	34,294,509
Current deferred tax liabilities, included in accrued expenses and other current liabilities	(2,843,259)	(2,197,781)
Noncurrent deferred tax liabilities	(15,028,011)	(16,018,721)

Total	38,807,668	34,315,162

The following table presents the movement of the valuation allowance for deferred tax assets:

	At December 31,
	2013	2014	2015
	$	$	$
Balance, beginning of the year	55,702,812	52,475,082	19,250,271
(Deduction) addition during the year	(3,227,730)	(33,224,811)	21,112,921

Balance, end of the year	52,475,082	19,250,271	40,363,192

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2015, the valuation allowance of $40,363,192 was related to the deferred income tax assets of certain Company’s subsidiaries in Europe, United States and Japan.  The increase in the valuation allowance during 2015 was primarily due to valuation allowance provided on the deferred income tax assets of the Company’s subsidiaries in United States due to losses incurred by these entities resulting from anti-dumping and anti-subsidy duties.  The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, management believes it is more likely than not that the deferred tax asset, net of the valuation allowance as of December 31, 2015, will be realized. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

During 2014, valuation allowance for deferred tax assets on net operating losses (“NOL”) of $27,407,428 were reversed as those NOLs were utilized by the respective subsidiaries.  In addition, management has reversed valuation allowance for deferred income tax assets of these subsidiaries by $5,617,066 based upon the estimated generation of future taxable income during the periods in which the underlying temporary differences become deductible or utilized.

The net operating losses carryforwards of the Company’s PRC subsidiaries amounted to $ 3,116,878 as of December 31, 2015, of which $1,315,511 and 1,801,367 will expire if unused by December 31, 2019 and 2020, respectively. The net operating losses carryforwards of the Company’s subsidiary in Switzerland amounted to $135,450,307 as of December 31, 2015, of which $40,660,540, $76,829,178, $5,718,159, $1,158,554 and $11,083,815 will expire if unused by December 31, 2018, 2019, 2020, 2021 and 2022, respectively.

The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC- resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized a deferred tax liability of $53.7 million for the undistributed earnings of approximately $537.1 million of the PRC-resident enterprise as of December 31, 2015, as the Company plans to reinvest these earnings indefinitely in the PRC.

The Company has considered temporary differences on the book to tax differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Company evaluated each entity’s historical, current business environment and plans to indefinitely reinvest all earnings accumulated in its respective jurisdiction for purpose of future business expansion.

The Company has not recognized a deferred tax liability of $53.7 million for the undistributed earnings of approximately $537.1 million of the PRC-resident enterprise as of December 31, 2015, as the Company plans to reinvest these earnings indefinitely in the PRC.